NON-CASH INVESTING AND FINANCING TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Disclosure of cash flow statement [Abstract]
NON-CASH INVESTING AND FINANCING TRANSACTIONS
NOTE 20 - NON-CASH INVESTING AND FINANCING TRANSACTIONS
Property, plant and equipment acquired through leases or financed by third parties amounted to €9 million and €7 million for the six months ended June 30, 2024 and 2023, respectively. These leases and financings are excluded from the Interim Statement of Cash Flows as they are non-cash investing transactions.
Fair values of vested Restricted Stock Units and Performance Stock Units amounted to €19 million and €10 million for the six months ended June 30, 2024 and 2023, respectively. They are excluded from the Interim Statement of Cash Flows as non-cash financing activities.